Supplement dated November 20, 2009
to the
Class A Shares, Class B Shares, Class C Shares
and Class I Shares Prospectus

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of each of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

1) Footnote number 4 to the Annual Fund Operating Expenses table in the section entitled “Conservative Fund Summary – Fees and Expenses of the Fund” is hereby deleted and replaced with the following:

4	The Fund’s investment adviser is currently waiving and/or reimbursing all or a portion of the Fund’s “Management fees” and/or “Other expenses.” The fee waivers and/or expense reimbursements are expected to continue (such that the sum of “Management fees” and “Other expenses” net of fee waivers and/or expense reimbursements does not exceed 0.15%) until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such fee waivers and/or expense reimbursements when it deems such action appropriate.

2) The last two line items of the Annual Fund Operating Expenses table in the section entitled “Moderate Fund Summary – Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares
Fee waiver and/or expense reimbursement[4]	0.30%	0.30%	0.30%	0.30%

Total annual fund operating expenses after fee waiver and/or expense reimbursement[4]	1.20%	1.95%	1.95%	0.95%

3) Footnote number 4 to the Annual Fund Operating Expenses table in the section entitled “Moderate Fund Summary – Fees and Expenses of the Fund” is hereby deleted and replaced with the following:

4	The Fund’s investment adviser is currently waiving and/or reimbursing all or a portion of the Fund’s “Management fees” and/or “Other expenses.” The fee waivers and/or expense reimbursements are expected to continue (such that the sum of “Management fees” and “Other expenses” net of fee waivers and/or expense reimbursements does not exceed 0.15%) until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such fee waivers and/or reimbursements when it deems such action appropriate.

4) The last two line items of the Annual Fund Operating Expenses table in the section entitled “Growth Fund Summary – Fees and Expenses of the Fund” are hereby deleted in their entirety and replaced with the following:

	Class A	Class B	Class C	Class I
	Shares	Shares	Shares	Shares
Fee waiver and/or expense reimbursement[4]	0.50%	0.50%	0.50%	0.48%

Total annual fund operating expenses after fee waiver and/or expense reimbursement[4]	1.23%	1.98%	1.98%	0.98%

5) Footnote number 4 to the Annual Fund Operating Expenses table in the section entitled “Growth Fund Summary – Fees and Expenses of the Fund” is hereby deleted and replaced with the following:

4	The Fund’s investment adviser is currently waiving and/or reimbursing all or a portion of the Fund’s “Management fees” and/or “Other expenses.” The fee waivers and/or expense reimbursements are expected to continue (such that the sum of “Management fees” and “Other expenses” net of fee waivers and/or expense reimbursements does not exceed 0.15%) until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such fee waivers and/or expense reimbursements when it deems such action appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AAFSPT1 11/09